SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Majority percentage of non-current assets	77.50%	80.50%	79.00%
Maximum concentration risk percentage of non-current asset in an individual country	8.00%